Bank credit lines and loan facilities - Narrative (Details) $ in Thousands	Jun. 30, 2022 USD ($)	Apr. 11, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 29, 2021 USD ($)	Nov. 10, 2021	Jul. 01, 2021 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 4,990,500						$ 5,381,162
Long-term debt at fair value	$ 4,901,100
Senior Secured Credit Facility and Senior Secured Notes | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt discount paid						$ 27,600
Senior Secured Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)						2.50%
Variable rate, step down percentage (in percent)						0.25%
First lien net leverage ratio					4
Decrease in basis spread on variable rate					0.25%
Senior Secured Term Loan | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
First lien net leverage ratio						4.00
Senior Secured Term Loan | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)						0.50%
First lien net leverage ratio						1.00
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount						$ 5,515,000
Debt instrument, interest rate	4.563%					1.00%	2.75%
Repayments of senior debt	$ 100,000		$ 300,000	$ 500,000
Interest paid	39,400		35,100	40,800
Payments of debt restructuring costs	900		$ 3,200	$ 5,600
Senior secured revolving loan facility | London Interbank Offered Rate (LIBOR) | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)						1.60%
Senior secured revolving loan facility | London Interbank Offered Rate (LIBOR) | Maximum | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)						2.00%
Senior secured revolving loan facility | London Interbank Offered Rate (LIBOR) | Minimum | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		1.25%				1.25%
Senior secured revolving loan facility | Base rate | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)						0.60%
Senior secured revolving loan facility | Base rate | Maximum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)						1.00%
Senior secured revolving loan facility | Base rate | Minimum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)						0.25%
Senior secured revolving loan facility | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate		1.75%
Long-term debt		$ 25,000
Line of credit facility, remaining borrowing capacity	$ 300,000
Senior secured revolving loan facility | Line of credit | Senior secured revolving loan facility
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity						$ 300,000
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount						$ 500,000
Debt instrument, interest rate	2.875%					2.875%	2.875%